ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Narrative) (Details) (USD $)	3 Months Ended							12 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Research and Development Expense [Member] Spreadtrum Shanghai [Member]	Dec. 31, 2012 Research And Development Chinese Subsidies [Member]	Dec. 31, 2011 Research And Development Chinese Subsidies [Member]	Dec. 31, 2010 Research And Development Chinese Subsidies [Member]	Dec. 31, 2012 Reduction Of Equipment Cost [Member]	Dec. 31, 2011 Reduction Of Equipment Cost [Member]	Dec. 31, 2010 Reduction Of Equipment Cost [Member]	Dec. 31, 2012 Accrued Expenses And Other Current Liabilities [Member]	Dec. 31, 2011 Accrued Expenses And Other Current Liabilities [Member]	Dec. 31, 2011 Multi Party Contract [Member] Spreadtrum Shanghai [Member]	Dec. 31, 2011 Carried Forward Subsidies from 2010 [Member] Spreadtrum Shanghai [Member]	Dec. 31, 2009 Subsidies Amount Per Contract [Member]	Dec. 31, 2012 Research And Development Agreement With Third Parties [Member]	Dec. 31, 2011 Research And Development Agreement With Third Parties [Member]	Dec. 31, 2010 Research And Development Agreement With Third Parties [Member]	Dec. 31, 2012 Subsidies Received From Telecommunication Operator [Member] Spreadtrum Shanghai [Member]	Dec. 31, 2011 Subsidies Received From Telecommunication Operator [Member] Spreadtrum Shanghai [Member]	Dec. 31, 2009 Subsidies Received From Telecommunication Operator [Member] Spreadtrum Shanghai [Member]
Accrued Liabilities And Other Liabilities [Line Items]
Research and development								$ 139,461,651	$ 117,301,916	$ 58,686,993													$ 34,000,000	$ 25,000,000	$ 7,000,000
Government subsidies received that have been applied to off-setting equipment cost															10,774,389	159,043	326,628
Government subsidies received that have been applied to off-setting research and development expenses												23,405,006	2,872,830	5,000,912
Subsidies received for product development that have been applied to off-setting research and development expenses - carried forward from 2009											2,900,000
Subsidies received for product development that have been applied to off-setting research and development expenses - carried forward from 2010																					2,900,000
Subsidies received for product development that have been applied to off-setting research and development expenses																				7,400,000						1,500,000	10,300,000
Subsidies received for product development																						2,900,000					7,400,000	5,700,000
Subsidies received												24,200,000	20,000,000	11,400,000
Royalty expense included in cost of revenue								34,147,918	23,929,672	14,439,235
Accrued research and development expenses	4,961,094				7,149,883			4,961,094	7,149,883														5,000,000	7,100,000
Dividends declared but unpaid					4,725,846				4,725,846
Cash dividends declared per share	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.05	$ 0.05
Government subsidies (a)	$ 14,247,967				$ 24,170,765			$ 14,247,967	$ 24,170,765									$ 14,247,967	$ 24,170,765